Stock-Based Compensation (Details 4) (2012 ESPP, USD $)	12 Months Ended
Dec. 31, 2012
Stock-Based Compensation
Common stock reserved for future issuance (in shares)	275,000
Offering period	6 months
Purchase price of the common stock as a percentage of the lower of the fair market value of a share of common stock on the first trading date of each offering period or on the last trading day of the offering period	85.00%
Termination period	10 years
Maximum
Stock-Based Compensation
Purchase price of common stock based on fair market value of common stock per year	25,000